Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0001991706
Registrant Name	Partners Group Growth, LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A